Expense Example - FidelityDividendGrowthFund-AMCIZPro - FidelityDividendGrowthFund-AMCIZPro - Fidelity Dividend Growth Fund	Feb. 10, 2025 USD ($)
Expense Example:
1 year	$ 677
3 years	893
5 years	1,126
10 years	1,795
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	1,930
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	$ 859